Income tax expense and other taxes - Reconciliation of Deferred Tax Assets Net (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets and liabilities [abstract]
Beginning balance	$ 6,136	$ 155
Tax income during the period recognized in profit or loss	2,492	6,938
Tax income during the period recognized in other comprehensive income	441	(39)
Exchange differences	(374)	(918)
Ending balance	$ 8,695	$ 6,136